SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		1 Months Ended		9 Months Ended
	Aug. 15, 2017 USD ($) class train	Jul. 31, 2017	May 31, 2016 USD ($)	Apr. 30, 2018 USD ($)	Aug. 04, 2017 USD ($) $ / shares
Golar | Deposit paid to Golar
Subsequent Event
Amount of transaction with related party			$ 107.2
Subsequent Event
Subsequent Event
Cash distribution (in dollars per share) | $ / shares					$ 0.5775
Cash distribution declared					$ 40.8
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC
Subsequent Event
Acquired interest, equivalent percentage	50.00%
Number of liquefaction trains contracted | train	2
Total number of liquefaction trains | train	4
Liquefaction trains, contractual term	8 years
Purchase price for acquired interests	$ 658.0
Number of classes of units | class	3
Percentage of contracted capacity threshold	50.00%
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Common Units | Scenario, Forecast
Subsequent Event
Acquired interest, equivalent percentage				50.00%
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Series B Units | Scenario, Forecast
Subsequent Event
Acquired interest, equivalent percentage				0.00%
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Series A Units | Scenario, Forecast
Subsequent Event
Acquired interest, equivalent percentage				0.00%
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Minimum | Scenario, Forecast
Subsequent Event
Net purchase price				$ 178.0
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Minimum | Series B Units
Subsequent Event
Percentage of contracted capacity threshold	50.00%
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Minimum | Secured Debt | Hilli Facility
Subsequent Event
Net lease obligations under financing facility	$ 468.0
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Maximum | Scenario, Forecast
Subsequent Event
Net purchase price				$ 190.0
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Maximum | Common Units
Subsequent Event
Percentage of contracted capacity threshold	50.00%
Subsequent Event | Golar, Keppel, and B&V | Golar Hilli LLC | Maximum | Secured Debt | Hilli Facility
Subsequent Event
Net lease obligations under financing facility	$ 480.0
Subsequent Event | Golar | Deposit paid to Golar
Subsequent Event
Amount of transaction with related party	$ 70.0
Interest rate	5.00%
Subsequent Event | Golar Freeze | DUSUP
Subsequent Event
Period duration of charter agreed to be shortened		1 year